Digital Currencies and Derivative Asset (Narrative) (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) Number_of_coins	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) Number_of_coins	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) Number_of_coins
Finite-Lived Intangible Assets [Line Items]
Net realized and unrealized gains (losses) on digital currencies	$ (9,800)	$ 77,400	$ 18,000	$ 60,100
Cumulative realized gains		600	17,300
Cumulative realized losses	4,200			800
Revaluation adjustment gain (loss)	(5,600)	76,800	700	60,900
Proceeds from digital currency sold	$ 60,500	8,400	$ 386,200	38,000
Number of Bitcoin repurchased | Number_of_coins	374		632
Bitcoin realized gain	$ 4,900	0	$ 10,400	0
Deposit on equipment | Number_of_coins	0		2,079		172
Number of Bitcoin options held | Number_of_coins	1,619		1,619		172
Fair value of options	$ 7,796		$ 7,796		$ 1,300
Remeasurement gain recognized	$ 34,300	$ 0	16,800	$ 0
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Bitcoin strike price			87
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Bitcoin strike price			$ 88